Operating Segment and Related Information - Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Customer A | Sales Revenue, Net | Customer Concentration Risk | Telecommunications
Segment Reporting Information [Line Items]
Percentage of total	11.30%	12.10%